Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance		$ 78,571	[1]	$ 74,748
Issued in relation to share-based payments, net	[2]	13		14
Ending Balance	[1]	$ 84,076		$ 78,571
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,214,044,420	[3]	1,191,375,095
Issued in relation to share-based payments, net (shares)		497,930		415,247
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[4]	29,893,336		22,254,078
Outstanding at end of year	[3]	1,244,435,686		1,214,044,420
Beginning Balance		$ 20,109		$ 18,707
Issued in relation to share-based payments, net		37		28
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[4]	1,908		1,374
Ending Balance		$ 22,054		$ 20,109

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Represents amounts on account of share-based payments (refer to Note 27).
[3]	In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2024, the number of such shares bought was 26,564,849 and sold was 26,566,901 (2023 – 19,133,834 bought and 19,132,702 sold).
[4]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.